Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of research and development expense [text block] [Abstract]
Schedule of research and development expenses
	Year ended December 31
	2021	2020	2019
	U.S. dollar in thousands

Payroll and related expenses	2,086	999	1,483
Share-based payment	770	124	6
Subcontractors	1,429	911	668
Other	486	168	328
	4,771	2,202	2,485